UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coeus Capital Management LLC
Address: 9 Greenwich Office Park
         Greenwich, CT  06831

13F File Number:  028-12804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lloyd Mandell
Title:     Chief Executive Officer
Phone:     203-542-4700

Signature, Place, and Date of Signing:

  /s/ Lloyd Mandell     Greenwich, CT     May 07, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $89,030 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMDOCS LTD                     ORD              G02602103     3128   103900 SH       SOLE                   103900        0        0
AMERIGROUP CORP                COM              03073T102     2795    84100 SH       SOLE                    84100        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     1880    65000 SH       SOLE                    65000        0        0
ATHENAHEALTH INC               COM              04685W103     1199    32788 SH       SOLE                    32788        0        0
BELO CORP                      COM SER A        080555105     1292   189430 SH       SOLE                   189430        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     3326   137800 SH       SOLE                   137800        0        0
CAREER EDUCATION CORP          COM              141665109     1914    60500 SH       SOLE                    60500        0        0
CBS CORP NEW                   CL B             124857202     2232   160100 SH       SOLE                   160100        0        0
COCA COLA ENTERPRISES INC      COM              191219104     3336   120600 SH       SOLE                   120600        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108     1806    48900 SH       SOLE                    48900        0        0
CORINTHIAN COLLEGES INC        COM              218868107     2864   162800 SH       SOLE                   162800        0        0
CVS CAREMARK CORPORATION       COM              126650100      859    23500 SH       SOLE                    23500        0        0
DG FASTCHANNEL INC             COM              23326R109     4132   129337 SH       SOLE                   129337        0        0
DIRECTV                        COM CL A         25490A101     1687    49900 SH       SOLE                    49900        0        0
EBAY INC                       COM              278642103     1831    67900 SH       SOLE                    67900        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106     2719   116000 SH       SOLE                   116000        0        0
FIRST AMERN CORP CALIF         COM              318522307     2233    66000 SH       SOLE                    66000        0        0
GOOGLE INC                     CL A             38259P508     3233     5700 SH       SOLE                     5700        0        0
HEWLETT PACKARD CO             COM              428236103     1765    33200 SH       SOLE                    33200        0        0
HILL ROM HLDGS INC             COM              431475102     1009    37100 SH       SOLE                    37100        0        0
INFOGROUP INC                  COM              45670G108      874   112000 SH       SOLE                   112000        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109     4499    40000 SH       SOLE                    40000        0        0
K12 INC                        COM              48273U102      984    44300 SH       SOLE                    44300        0        0
LENDER PROCESSING SVCS INC     COM              52602E102      419    11100 SH       SOLE                    11100        0        0
LIN TV CORP                    CL A             532774106      334    58000 SH       SOLE                    58000        0        0
LINCARE HLDGS INC              COM              532791100     1738    38727 SH       SOLE                    38727        0        0
LINCOLN EDL SVCS CORP          COM              533535100     2075    82000 SH       SOLE                    82000        0        0
MADISON SQUARE GARDEN INC      CL A             55826P100      749    34448 SH       SOLE                    34448        0        0
MCKESSON CORP                  COM              58155Q103     2129    32400 SH       SOLE                    32400        0        0
MEREDITH CORP                  COM              589433101     4019   116800 SH       SOLE                   116800        0        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108     1386    31400 SH       SOLE                    31400        0        0
PANERA BREAD CO                CL A             69840W108     1369    17900 SH       SOLE                    17900        0        0
PEPSICO INC                    COM              713448108     1204    18200 SH       SOLE                    18200        0        0
RUBY TUESDAY INC               COM              781182100     1824   172600 SH       SOLE                   172600        0        0
SYMANTEC CORP                  COM              871503108     1160    68500 SH       SOLE                    68500        0        0
TENET HEALTHCARE CORP          COM              88033G100     2726   476500 SH       SOLE                   476500        0        0
TERADATA CORP DEL              COM              88076W103     1618    56000 SH       SOLE                    56000        0        0
TIME WARNER INC                COM NEW          887317303     2896    92600 SH       SOLE                    92600        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100     1786    50900 SH       SOLE                    50900        0        0
UNIVERSAL TECHNICAL INST INC   COM              913915104     1609    70500 SH       SOLE                    70500        0        0
VALUECLICK INC                 COM              92046N102     2074   204700 SH       SOLE                   204700        0        0
VIACOM INC NEW                 CL B             92553P201     3606   104880 SH       SOLE                   104880        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106     2712    91000 SH       SOLE                    91000        0        0